17010910

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

001-36599

Received SEC

NOV 27 2017

Washington, DC 20549

Electronic Mail Only

November 27, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERINAS

Dear Mr. Thomas:

This is to certify that on November 15, 2017 The Nasdaq Stock Market (the "Exchange") received from MB Financial, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Depositary Shares, each representing a 1/40th
interest in a share of 6.00% Non-Cumulative
Perpetual Preferred Stock, Series C

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery